Share Based Compensation - Summarized Activity of Cash-Settled Stock Appreciation Rights (Detail) (Stock Appreciation Rights (SARs) [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of year	895,000	909,000
Granted, Rights Outstanding	0
Exercised, Rights Outstanding	(29,000)
Forfeited, Rights Outstanding	0
Balance at end of period	866,000	895,000
Exercisable at end of period, Rights Outstanding	618,000
Balance at beginning of year, Weighted Average Exercise Price	$ 11.31
Granted, Weighted Average Exercise Price	$ 0
Exercised, Weighted Average Exercise Price	$ 9.29
Forfeited, Weighted Average Exercise Price		$ 0
Balance at end of period, Weighted Average Exercise Price	$ 11.38	$ 11.31
Exercisable at end of period, Weighted Average Exercise Price	$ 10.90
Balance at beginning of year, Weighted Average Remaining Contractual Term	7 years
Balance at end of period, Weighted Average Remaining Contractual Term	6 years	7 years
Exercisable at end of period, Weighted Average Remaining Contractual Term	6 years
Balance at beginning of year, Aggregate Intrinsic Value	$ 3,986
Balance at end of period, Aggregate Intrinsic Value	5,256	3,986
Exercisable at end of period, Aggregate Intrinsic Value	$ 4,027